Subsequent Events - Additional Information (Detail)				1 Months Ended	3 Months Ended
	Jun. 21, 2021 USD ($) Votes $ / shares shares	Jun. 16, 2021 USD ($) $ / shares shares	Feb. 04, 2021 USD ($) $ / shares shares	Jun. 21, 2021 USD ($) $ / shares shares	Jun. 30, 2021 shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares
Vesting Based On Services [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, Options, Grants in period, Gross					1,237,255
Data Services [Member]
Subsequent Event [Line Items]
Purchase obligation | $	$ 33,000,000			$ 33,000,000
Long term purchase commitment period				3 years
Merger Agreement | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of warrants or rights outstanding	25,065,665			25,065,665
Class of warrants or rights term	5 years			5 years
Class of warrants or rights exercise price per share | $ / shares	$ 11.50			$ 11.50
Proceeds received on close of merger | $		$ 592,000,000
Payment of costs in connection with merger | $		66,600,000
Deferred transaction costs | $		$ 4,000,000
Merger Agreement | Subsequent Event [Member] | Private Placement Warrants [Member]
Subsequent Event [Line Items]
Class of warrants or rights outstanding	8,113,999			8,113,999
Merger Agreement | Subsequent Event [Member] | Public Warrants [Member]
Subsequent Event [Line Items]
Class of warrants or rights outstanding	16,951,666			16,951,666
Common Class A
Subsequent Event [Line Items]
Common stock shares outstanding						9,030,428	8,158,861
Common Class A | Comparable Restricted Stock [Member] | Conversion [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, Conversion of RSU to comparable RSU					2,837,889
Common Class A | Subscription Agreement | PIPE Investments
Subsequent Event [Line Items]
Common stock, Shares subscribed			25,000,000
Common stock, Shares subscribed price per share | $ / shares			$ 10.00
Common stock, Shares subscribed value | $			$ 250,000,000
Common Class A | Subscription Agreement | Anne Wojcicki Foundation
Subsequent Event [Line Items]
Common stock, Shares subscribed			2,500,000
Common Class A | Merger Agreement | Subsequent Event [Member]
Subsequent Event [Line Items]
Ratio of conversion of common stock from one class to another	2.293698169			2.293698169
Common stock shares number of shares exercisable for each unit of option	2.293698169			2.293698169
Class of warrants or rights exercise price per share | Votes	1
Common Class B
Subsequent Event [Line Items]
Common stock shares outstanding						45,261,712	36,159,437
Common Class B | Merger Agreement | Subsequent Event [Member]
Subsequent Event [Line Items]
Ratio of conversion of common stock from one class to another	2.293698169			2.293698169
Common stock shares number of shares exercisable for each unit of option	2.293698169			2.293698169
Class of warrants or rights exercise price per share | Votes	10
Common Class B | IPO Letter Agreement | Founder | Subsequent Event [Member] | Tranche One [Member]
Subsequent Event [Line Items]
Common stock shares outstanding		12,713,750
Percentage of the total number of shares subject to lock in period		70.00%
Lock in period of shares		1 year
Common Class B | IPO Letter Agreement | Founder | Prospective Event Triggering Shares Being Released From Lock Up [Member] | Subsequent Event [Member] | Tranche One [Member]
Subsequent Event [Line Items]
Share price | $ / shares		$ 12.00
Number of trading days for determining the share price		20 days
Number of consecutive trading days for determining the share price		30 days
Waiting period after business combination after which the share price is determined		150 days
Common Class B | Amended IPO Letter Agreement | Founder | Subsequent Event [Member] | Tranche Two [Member]
Subsequent Event [Line Items]
Common stock shares outstanding		3,814,125
Percentage of the total number of shares subject to lock in period		30.00%
Lock in period of shares		7 years
Common Class B | Amended IPO Letter Agreement | Founder | Subsequent Event [Member] | Tranche Two [Member] | Earnout Tranche One [Member]
Subsequent Event [Line Items]
Percentage of earn out shares that can be released from lock in requirement		50.00%
Common Class B | Amended IPO Letter Agreement | Founder | Subsequent Event [Member] | Tranche Two [Member] | Earnout Tranche Two [Member]
Subsequent Event [Line Items]
Percentage of earn out shares that can be released from lock in requirement		50.00%
Common Class B | Amended IPO Letter Agreement | Founder | Prospective Event Triggering Shares Being Released From Lock Up [Member] | Subsequent Event [Member] | Tranche Two [Member] | Earnout Tranche One [Member]
Subsequent Event [Line Items]
Share price | $ / shares		$ 12.50
Number of trading days for determining the share price		20 days
Number of consecutive trading days for determining the share price		30 days
Common Class B | Amended IPO Letter Agreement | Founder | Prospective Event Triggering Shares Being Released From Lock Up [Member] | Subsequent Event [Member] | Tranche Two [Member] | Earnout Tranche Two [Member]
Subsequent Event [Line Items]
Share price | $ / shares		$ 15.00
Number of trading days for determining the share price		20 days
Number of consecutive trading days for determining the share price		30 days